Schedule of Investments (unaudited) January 31, 2020	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 96.6%
U.S. Treasury Note/Bond
1.13%, 02/28/21	$157,235	$156,608,516
1.13%, 08/31/21	270,282	269,099,516
1.25%, 03/31/21	6,431	6,414,169
1.38%, 02/29/20	52	51,991
1.38%, 05/31/20	850	849,270
1.38%, 09/30/20	612	611,211
1.38%, 10/31/20	33	32,955
1.38%, 04/30/21	19,037	19,014,691
1.38%, 10/15/22	51,832	51,908,938
1.38%, 06/30/23	144,998	145,303,856
1.38%, 08/31/23	1,296	1,298,987
1.50%, 05/31/20	376	375,824
1.50%, 06/15/20	39	38,988
1.50%, 02/28/23	100,000	100,585,938
1.50%, 08/15/26	5,928	5,958,274
1.63%, 11/30/20	1,234	1,234,675
1.63%, 08/15/22	2,000	2,015,703
1.63%, 08/31/22	4,000	4,031,094
1.63%, 11/15/22	102,236	103,106,603
1.63%, 04/30/23	68,915	69,609,534
1.63%, 05/31/23	65,492	66,169,944
1.63%, 02/15/26	114,906	116,409,653
1.63%, 05/15/26	231,288	234,323,655
1.75%, 11/30/21	334,422	336,760,342
1.75%, 02/28/22	313,394	316,026,021
1.75%, 05/31/22	1,000	1,009,687
1.75%, 06/30/22	1,147	1,158,560
1.75%, 07/15/22	41,374	41,799,053
1.75%, 09/30/22	32,005	32,370,259
1.75%, 01/31/23	112,460	113,909,679
1.75%, 05/15/23	32,609	33,068,838
1.88%, 01/31/22	181,533	183,390,878
1.88%, 02/28/22	63,370	64,055,683
1.88%, 03/31/22	56,570	57,217,461
1.88%, 04/30/22	226,035	228,745,655
1.88%, 05/31/22	3,000	3,037,617
1.88%, 07/31/22	84,325	85,464,705
1.88%, 08/31/22	353,473	358,470,922
1.88%, 09/30/22	378,814	384,377,831
1.88%, 10/31/22	7,401	7,512,015
1.88%, 07/31/26	5,924	6,093,389
2.00%, 07/31/20	447	447,773
2.00%, 11/30/20	157	157,990
2.00%, 02/28/21	99,937	100,472,120
2.00%, 08/31/21	112,829	113,904,401
2.00%, 12/31/21	63,370	64,132,420
2.00%, 07/31/22	1,000	1,016,680
2.00%, 10/31/22	49,417	50,330,056
2.00%, 11/30/22	6,401	6,522,769
2.00%, 04/30/24	20,779	21,359,351
2.00%, 02/15/25	382,236	394,449,633
2.00%, 08/15/25	360,440	372,534,349
2.00%, 11/15/26	194,058	201,206,309
2.13%, 08/31/20	228	228,677
2.13%, 01/31/21	150,721	151,621,692
2.13%, 06/30/21	270,199	272,784,787
2.13%, 08/15/21	237,923	240,497,401

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.13%, 09/30/21	$225,264	$227,983,006
2.13%, 12/31/21	107,385	108,936,947
2.13%, 05/15/22	25,916	26,377,629
2.13%, 06/30/22	200,010	203,846,130
2.13%, 12/31/22	2,466	2,522,707
2.13%, 11/30/23	20,779	21,407,240
2.13%, 02/29/24	118,898	122,687,874
2.13%, 09/30/24	24,980	25,873,816
2.13%, 05/15/25	225,867	234,725,637
2.25%, 03/31/21	49,992	50,431,383
2.25%, 04/30/21	431,133	435,259,278
2.25%, 04/15/22	118,776	121,128,322
2.25%, 12/31/23	84,516	87,520,280
2.25%, 01/31/24	120,498	124,870,759
2.25%, 10/31/24	87,756	91,458,206
2.25%, 11/15/24	424,827	442,832,779
2.25%, 11/15/25	121,118	126,923,253
2.25%, 02/15/27	832,964	878,451,648
2.25%, 08/15/27	243,100	257,040,266
2.25%, 11/15/27	201,152	212,898,963
2.38%, 12/31/20	3,097	3,120,227
2.38%, 08/15/24	745,525	779,801,884
2.38%, 05/15/27	696,416	741,492,612
2.50%, 12/31/20	2,250	2,269,424
2.50%, 02/28/21	14,778	14,933,862
2.50%, 02/15/22	25,916	26,511,258
2.50%, 03/31/23	52,432	54,359,285
2.50%, 08/15/23	969	1,008,678
2.50%, 01/31/24	25,924	27,111,846
2.50%, 02/15/45	244,683	267,239,605
2.50%, 02/15/46	81,525	89,292,605
2.50%, 05/15/46	232,459	254,815,019
2.63%, 08/15/20	640	643,475
2.63%, 11/15/20	1,368	1,378,878
2.63%, 12/15/21	46	47,069
2.63%, 12/31/23	88,300	92,687,406
2.75%, 09/15/21	12,778	13,053,026
2.75%, 08/31/23	22,267	23,377,741
2.75%, 02/15/24	25,924	27,379,187
2.75%, 02/15/28	118,750	130,304,932
2.75%, 08/15/42	81,339	92,754,713
2.75%, 11/15/42	94,009	107,156,027
2.75%, 08/15/47	144,889	167,273,796
2.88%, 10/15/21	157,247	161,178,175
2.88%, 11/15/21	12,778	13,114,421
2.88%, 10/31/23	52,188	55,143,961
2.88%, 11/30/23	37,711	39,892,640
2.88%, 04/30/25	65,064	70,073,958
2.88%, 05/31/25	201,764	217,479,523
2.88%, 11/30/25	6,566	7,112,825
2.88%, 05/15/28	123,658	137,124,907
2.88%, 08/15/28	90,964	101,087,298
2.88%, 05/15/43	13,968	16,238,462
2.88%, 08/15/45	243,569	284,785,442
2.88%, 11/15/46	382,193	449,868,033
2.88%, 05/15/49	15,266	18,184,430
3.00%, 11/15/44	7,061	8,404,245
3.00%, 05/15/47	336	405,418
3.00%, 02/15/48	128,213	155,172,789
3.00%, 08/15/48	20,027	24,309,336

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.00%, 02/15/49	$12	$14,614
3.13%, 05/15/21	12,496	12,758,123
3.13%, 11/15/28	61,876	70,159,166
3.13%, 11/15/41	206,714	250,027,164
3.13%, 02/15/42	6,685	8,089,493
3.13%, 02/15/43	44,506	53,804,957
3.13%, 08/15/44	75,471	91,608,701
3.38%, 05/15/44	46,004	58,039,884
3.50%, 05/15/20	224	224,661
3.63%, 02/15/20	162	162,104
3.63%, 02/15/21	69,079	70,565,409
3.75%, 11/15/43	287,762	383,105,110
3.88%, 08/15/40	58,391	78,202,884
4.25%, 05/15/39	20,732	28,915,471
4.25%, 11/15/40	42,202	59,282,270
4.38%, 02/15/38	53,848	75,576,369
4.38%, 11/15/39	104,181	147,986,565
4.38%, 05/15/41	6,952	9,946,619
4.50%, 02/15/36	28,208	39,236,667
4.50%, 05/15/38	26,084	37,177,260
4.75%, 02/15/37	33	47,691
5.00%, 05/15/37	52,249	77,724,469
5.25%, 02/15/29	4,724	6,223,501
5.38%, 02/15/31	3	4,165
5.50%, 08/15/28	12,884	17,048,149
6.25%, 05/15/30	4	5,802
7.13%, 02/15/23	182,018	213,451,772
7.25%, 08/15/22	2,600	2,982,180

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
7.63%, 02/15/25	$1,000	$1,305,391
8.13%, 05/15/21	2	2,170
8.75%, 08/15/20	1,040	1,078,472
U.S. Treasury STRIPS Coupon
0.00%, 08/15/25(a)	41,821	38,661,772
0.00%, 02/15/27(a)	82,497	74,227,047
0.00%, 08/15/36(a)	36,530	26,522,099

		16,016,121,700

Total U.S. Government Obligations — 96.6% (Cost: $15,437,368,834)		16,016,121,700

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(b)(c)	679,985	679,985,000

Total Short-Term Investments — 4.1% (Cost: $679,985,000)		679,985,000

Total Investments in Securities — 100.7% (Cost: $16,117,353,834)		16,696,106,700

Other Assets, Less Liabilities — (0.7)%		(112,336,529)

Net Assets — 100.0%		$16,583,770,171

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	427,744	252,241	679,985	$679,985,000	$2,157,560	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$16,016,121,700	$—	$16,016,121,700
Money Market Funds	679,985,000	—	—	679,985,000

	$679,985,000	$16,016,121,700	$—	$16,696,106,700

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Treasury Bond ETF

Portfolio Abbreviations — Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

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